Corporate and Group Information	12 Months Ended
Dec. 31, 2025
Corporate and Group Information [Abstract]
CORPORATE AND GROUP INFORMATION
1.	CORPORATE AND GROUP INFORMATION

Adlai Nortye Ltd. (the “Company”) is a limited liability company incorporated in the Cayman Islands on May 9, 2018. The registered office of the Company is located at Harneys Fiduciary (Cayman) Limited, 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman, KY1-1002, Cayman Islands.

The Company is a holding company. The Company through its subsidiaries (collectively, the “Group”) were involved in the research and development of pharmaceutical products.

As of the date of this report, the Company had direct and indirect interests in its subsidiaries, all of which are private limited liability companies, the particulars of which are set out below:

				Percentage
				of equity
		Date and place of	Issued ordinary	attributable to
		incorporation / registration	share/	the Company
Name	Notes	and place of operations	registered capital	Direct	Indirect	Principal activities
Alpine Bioscience Ltd. (“Alpine BVI”)		British Virgin Islands, January 8, 2018	One share of par value $1	100%	—	Holding
Adlai Nortye USA Inc (“Adlai US”)		The United States, January 30, 2018	10,000 shares of par value $0.0001 each	—	100%	Clinical studies and testing, and technology development and transfer
Adlai Nortye (Switzerland) AG (“Adlai Swiss”)		Switzerland, June 21, 2022	100 shares of par value CHF1’000 each	—	100%	Holding
Adlai Nortye PTE.LTD (“Adlai SGP”)		Singapore, April 22, 2022	Two shares of par value $1	—	100%	Holding
Adlai Nortye (HK) Limited (“Adlai HK”)		Hong Kong, April 24, 2018	HKD 0.001	—	100%	Holding
Adlai Nortye Biopharma Co., Ltd* (“Adlai Hangzhou”)		the People’s Republic of China (“PRC”)/Mainland China, September 14, 2004	RMB 200,000	—	100%	Product research and development, technology transfer and consulting services business
Shanghai Adlai Nortye Biopharma Co., Ltd* (“Adlai Shanghai”)		the People’s Republic of China (“PRC”)/Mainland China, December 22, 2021	RMB 10,000	—	100%	Product research and development, technology transfer and consulting services business

*	The English name of the subsidiary registered in the PRC represents the best efforts made by management of the Company to translate its Chinese name as the subsidiary does not have an official English name.